Structured entities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities
The nature and extent of the Barclays Bank Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2021
Assets
Trading portfolio assets	—	7,170	—	—	7,170
Financial assets at fair value through the income statement	61,816	—	—	3,417	65,233
Derivative financial instruments	—	—	5,160	—	5,160
Financial assets at fair value through other comprehensive income	—	—	—	91	91
Loans and advances at amortised cost	—	—	—	22,741	22,741
Reverse repurchase agreements and other similar secured lending	104	—	—	—	104
Other assets	—	—	—	12	12
Total assets	61,920	7,170	5,160	26,261	100,511
Liabilities
Derivative financial instruments	—	—	9,543	—	9,543

As at 31 December 2020
Assets
Trading portfolio assets	—	11,361	—	—	11,361
Financial assets at fair value through the income statement	56,265	—	—	2,780	59,045
Derivative financial instruments	—	—	2,968	—	2,968
Financial assets at fair value through other comprehensive income	—	—	—	153	153
Loans and advances at amortised cost	—	—	—	18,418	18,418
Reverse repurchase agreements and other similar secured lending	10	—	—	—	10
Other assets	—	—	—	11	11
Total assets	56,275	11,361	2,968	21,362	91,966
Liabilities
Derivative financial instruments	—	—	7,075	—	7,075
The Barclays Bank Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the nature of the interest and limited to significant categories, based on maximum exposure to loss.

Nature of interest

	Multi-seller conduit programme	Lending	Other	Total	Of which: Barclays Bank Group owned, not consolidated entities[1]
	£m	£m	£m	£m	£m
As at 31 December 2021
Financial assets at fair value through the income statement	—	2	3,415	3,417	3,335
Financial assets at fair value through other comprehensive income	—	53	38	91	—
Loans and advances at amortised cost	5,184	14,294	3,263	22,741	—
Other assets	8	4	—	12	—
Total on-balance sheet exposures	5,192	14,353	6,716	26,261	3,335
Total off-balance sheet notional amounts	11,015	9,394	—	20,409	—
Maximum exposure to loss	16,207	23,747	6,716	46,670	3,335
Total assets of the entity	65,441	160,611	28,582	254,634	11,513

As at 31 December 2020
Financial assets at fair value through the income statement	—	15	2,765	2,780	2,698
Financial assets at fair value through other comprehensive income	—	106	47	153	—
Loans and advances at amortised cost	5,146	12,475	797	18,418	—
Other assets	8	3	—	11	—
Total on-balance sheet exposures	5,154	12,599	3,609	21,362	2,698
Total off-balance sheet notional amounts	11,750	7,531	—	19,281	—
Maximum exposure to loss	16,904	20,130	3,609	40,643	2,698
Total assets of the entity	87,004	153,990	22,389	263,383	11,008